FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Estimated fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Estimated fair values financial liabilities	R$ 84,157,239	R$ 79,243,200
Foreign | Bonds
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	Secondary Market	Secondary Market
Estimated fair values financial liabilities	R$ 51,183,520	R$ 43,703,482
Foreign | Export credits ("Prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	LIBOR	LIBOR
Estimated fair values financial liabilities	R$ 19,441,297	R$ 20,546,778
Domestic (Brazil) | BNDES | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 355,494	R$ 1,399,177
Domestic (Brazil) | BNDES | TLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 686,247	R$ 647,235
Domestic (Brazil) | BNDES | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 44,544	R$ 76,732
Domestic (Brazil) | BNDES | SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 543,269	R$ 960,215
Domestic (Brazil) | BNDES | Currency basket
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 25,001	R$ 27,239
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1/IPCA	DI 1/IPCA
Estimated fair values financial liabilities	R$ 3,281,250	R$ 3,286,792
Domestic (Brazil) | Debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 5,633,533	R$ 5,498,793
Domestic (Brazil) | NCE ("Export Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 1,352,291	R$ 1,322,813
Domestic (Brazil) | NCR ("Rural Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 289,344	R$ 283,702
Domestic (Brazil) | Export credits ("Prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Estimated fair values financial liabilities	R$ 1,321,449	R$ 1,490,242